Share-Based Payment (Narrative) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2000	Dec. 31, 1998	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			4,000	37,000	4,249
Options outstanding			49,394	48,684	31,135	34,886
Weighted average remaining contractual life outstanding			8 years 4 months 24 days	9 years 4 months 17 days	7 years 7 months 13 days
Exericse prices for share options outstanding			$ 26.98	$ 26.16	$ 12.94	$ 9.83
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exericse prices for share options outstanding			8.41	8.41	5.55
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exericse prices for share options outstanding			$ 34.44	$ 34.44	$ 34.44
Plan 1998 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term		10 years
Stock option extended expiration term		December 8, 2028
Stock option reserve for grant		75,000
Stock option expiration date		December 8, 2008
Options outstanding			14,749
Ordinary shares available for future grants			22,667
Plan 1998 Member | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			4,000	4,000	4,249
Plan 2000 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term	10 years
Stock option reserve for grant	200,000
Stock option expiration date	August 31, 2028
Stock option vesting term	over a three year period
Percentage of exercise price	80.00%
Options outstanding			34,645
Ordinary shares available for future grants			547,206